                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21805
                                   ---------------------------------------------

                 SunAmerica Focused Alpha Large-Cap Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------

Date of reporting period: December 31, 2005
                         -------------------------

Item 1.   Reports to Stockholders

          SunAmerica Focused Alpha Large-Cap Fund, Inc. Annual Report at December 31, 2005.

                 SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND (FGI)






            ROBERT C. DOLL                            THOMAS F. MARSICO
[MERRILL LYNCH LOGO] INVESTMENT MANAGERS  [MARSICO CAPITAL MANAGEMENT, LLC LOGO]
           MERCURY ADVISORS




                               2005 ANNUAL REPORT






                       [AIG SUNAMERICA MUTUAL FUNDS LOGO]

DECEMBER 31, 2005                                                  ANNUAL REPORT

      SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND

      SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND (FGI)

                      TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        PRESIDENT'S LETTER..........................................     1
                        STATEMENT OF ASSETS AND LIABILITIES.........................     2
                        STATEMENT OF OPERATIONS.....................................     3
                        STATEMENT OF CHANGES IN NET ASSETS..........................     4
                        FINANCIAL HIGHLIGHTS........................................     5
                        PORTFOLIO OF INVESTMENTS....................................     7
                        NOTES TO FINANCIAL STATEMENTS...............................     8
                        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....    12
                        APPROVAL OF ADVISORY AGREEMENTS.............................    13
                        DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN................    16
                        DIRECTORS AND OFFICERS INFORMATION..........................    18

December 31, 2005                                                  ANNUAL REPORT

      PRESIDENT'S LETTER
--------------------------------------------------------------------------------

      Dear Shareholders:

      We are pleased to present the first annual report for the SunAmerica Focused Alpha Large-Cap Fund and thank you for including this strategic investment solution in your investment plan.

      SunAmerica Focused Alpha Large-Cap Fund is unique. What sets it apart from its competitors in the marketplace is its multi-managed, focused approach in a closed-end fund structure. The Fund seeks to provide growth of capital. Two of Wall Street's best known large-cap equity managers, Marsico Capital Management, LLC for growth style investing, and Mercury Advisors for value style investing, contribute some of their favorite stock picks, blending large-cap value and large-cap growth investing.

      As you know, the Fund came to market late in 2005, and began investment operations on December 28, 2005. The Fund remained invested in cash through the end of the reporting period. If you would like additional information on the fund's holdings, please visit our website at www.sunamericafunds.com. As of the close of its first fiscal year on December 31, 2005, the Net Asset Value (NAV) of SunAmerica Focused Alpha Large-Cap Fund was $19.06; its closing market price was $20.00.

      We are optimistic that the Fund's best of breed approach will deliver strong, consistent results over the long-term. For years pension funds and other large institutional investors have used more than one investment adviser to manage their equity portfolios. By doing so, these institutions draw on the combined talents of what they consider the most capable managers for each investment style and asset class. This best of breed approach provides the potential for strong, consistent performance through a variety of market cycles.

      We value your ongoing confidence in us and look forward to serving your investment needs in the future.

      Sincerely,

      /s/ Peter A. Harbeck

      Peter A. Harbeck
      President and CEO
      AIG SunAmerica Asset Management Corp.

      ------------------

      Past performance is no guarantee of future results. Website, www.sunamericafunds.com, shall not be deemed to be incorporated by reference into the Annual Report.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2005@
--------------------------------------------------------------------------------

ASSETS:
Short-term investment securities, at value*
  (unaffiliated)............................................  $184,062,000
                                                              ------------
  Total Investments.........................................   184,062,000
                                                              ------------
Cash........................................................         1,763
Receivable for:
  Dividends and interest....................................        34,767
                                                              ------------
  Total Assets..............................................   184,098,530
                                                              ------------
LIABILITIES:
Payable for:
  Investment advisory and management fees...................        20,181
  Administration fees.......................................           807
  Other accrued expenses....................................        40,850
                                                              ------------
  Total Liabilities.........................................        61,838
                                                              ------------
    Net Assets..............................................  $184,036,692
                                                              ============
NET ASSETS REPRESENTED BY:
Common stock, $0.001 par value (200,000,000 shares
  authorized)...............................................  $      9,655
Additional paid-in capital..................................   184,019,345
                                                              ------------
                                                               184,029,000
Accumulated undistributed net investment income (loss)......         7,692
Accumulated undistributed net realized gain (loss) on
  investments...............................................            --
Unrealized appreciation (depreciation) on investments.......            --
                                                              ------------
    Net Assets..............................................  $184,036,692
                                                              ============
NET ASSET VALUES:
Net assets..................................................  $184,036,692
Shares outstanding..........................................     9,655,236
Net asset value per share...................................  $      19.06
                                                              ============
*COST
  Short-term investment securities (unaffiliated)...........  $184,062,000
                                                              ============

------------
@ Commenced operations on December 28, 2005

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

STATEMENT OF OPERATIONS -- FOR THE PERIOD DECEMBER 28, 2005@ TO DECEMBER 31,
2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest (unaffiliated).....................................  $69,530
                                                              -------
EXPENSES:
Investment advisory and management fees.....................   20,181
Administration fees.........................................      807
Custodian and accounting fees...............................    2,500
Reports to shareholders.....................................   15,000
Audit and tax fees..........................................   21,076
Legal fees..................................................    1,000
Other expenses..............................................    1,274
                                                              -------
  Net expenses..............................................   61,838
                                                              -------
Net investment income (loss)................................    7,692
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)......       --
                                                              -------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)................................       --
                                                              -------
Net unrealized gain (loss) on investments...................       --
                                                              -------
Net realized and unrealized gain (loss) on investments......       --
                                                              -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $ 7,692
                                                              =======

------------
@ Commencement of operations

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                              DECEMBER 28, 2005@
                                                                   THROUGH
                                                              DECEMBER 31, 2005
                                                              ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)..............................     $      7,692
  Net realized gain (loss) on investments...................               --
  Net unrealized gain (loss) on investments.................               --
                                                                 ------------
Net increase (decrease) in net assets resulting from
  operations................................................            7,692
                                                                 ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................               --
  Net realized gain on securities...........................               --
                                                                 ------------
Total distributions to shareholders.........................               --
                                                                 ------------
SHARE TRANSACTIONS (NOTE 5):
  Proceeds from sales of shares issued in initial public
    offering................................................      184,315,000
  Offering costs for common shares charged to additional
    paid-in capital.........................................         (386,000)
                                                                 ------------
Net increase in net assets from share transactions..........      183,929,000
                                                                 ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................      183,936,692
NET ASSETS:
Beginning of period.........................................     $    100,000
End of period+..............................................     $184,036,692
                                                                 ============

------------

+ Includes accumulated undistributed net investment income
  (loss)....................................................     $      7,692
                                                                 ============

@ Commencement of operations

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      DECEMBER 28,
                                                                        2005@ TO
                                                                    DECEMBER 31, 2005
                                                                    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................            $  19.10(1)
INVESTMENT OPERATIONS:
Net investment income (loss)*...............................                0.00
Net realized and unrealized gain (loss) on investments......                  --
                                                                        --------
  Total from investment operations..........................                  --
                                                                        --------
DISTRIBUTIONS FROM:
Net investment income.......................................                  --
Net realized gains..........................................                  --
                                                                        --------
  Total distributions.......................................                  --
                                                                        --------
CAPITAL SHARE TRANSACTIONS:
Offering costs for common shares charged to additional
  paid-in capital...........................................               (0.04)
                                                                        --------
NET ASSET VALUE, END OF PERIOD..............................            $  19.06
                                                                        ========
NET ASSET VALUE TOTAL RETURN#(2)............................               (0.21)%
MARKET VALUE, END OF PERIOD.................................            $  20.00
MARKET VALUE TOTAL RETURN#(3)...............................                0.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period ($000's)..........................            $184,037
Ratio of expenses to average net assets.....................                0.03%+
Ratio of net investment income to average net assets........                0.00%+

------------
@   Commencement of operations
*   Calculated based upon average shares outstanding
#   Total return is not annualized.
+ Due to commencing operations on December 28, 2005, the ratio of expenses and ratio of net investment income are not annualized. If the ratios were annualized, the ratio of expenses and the ratio of net investment income would have been 3.07% and 0.38%, respectively. The ratios are not representative of a full year of operations.
(1) Net asset value, beginning of period, reflects a deduction of $0.90 per share sales change from the initial offering price of $20.00.
(2) Based on net asset value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. NAV performance reflects performance without imposition of initial sales charge in connection with the initial public offering of the Fund and would be lower if included.
(3) Based on market value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

PORTFOLIO PROFILE -- DECEMBER 31, 2005@ -- (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PROFILE -- DECEMBER 31, 2005

INDUSTRY ALLOCATION*
Time Deposits..........................  100.0%
                                         ----
                                         100.0%
                                         ====

------------
*   Calculated as a percentage of net assets.
@   Commenced operations on December 28, 2005

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005@
--------------------------------------------------------------------------------

                                                               PRINCIPAL        VALUE
SECURITY DESCRIPTION                                             AMOUNT        NOTE(2)
--------------------                                          ------------   ------------
SHORT-TERM SECURITIES -- 100.0%
Time Deposit -- 100.0%
Euro Time Deposit with State Street Bank & Trust Co. 3.40%
  due 01/03/06 (cost $184,062,000)..........................  $184,062,000   $184,062,000
                                                              ------------   ------------
TOTAL INVESTMENTS
  (cost $184,062,000)(1)....................................        100.0%   $184,062,000
Liabilities in excess of other assets.......................          (0.0)       (25,308)
                                                              ------------   ------------
NET ASSETS..................................................        100.0%   $184,036,692
                                                              ============   ============

------------
(1) At December 31, 2005, the cost of securities for federal tax purposes was the same for book purposes.
@   Commenced operations on December 28, 2005

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005
--------------------------------------------------------------------------------

Note 1. Organization of the Fund

    SunAmerica Focused Alpha Large-Cap Fund, Inc. (the "Fund") is a non-diversified closed-end management investment company. The Fund was organized as a Maryland corporation on September 7, 2005, as amended and restated on September 26, 2005 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Fund sold 5,236 of its common stock shares ("Shares") on November 14, 2005 to AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of America International Group, Inc. ("AIG"). Investment operations commenced on December 28, 2005 upon settlement of the sale of 9,650,000 Shares in the amount of $184,315,000 (net of underwriting fees and expenses of $8,685,000). SAAMCo has agreed to pay organizational expenses. SAAMCo has also agreed to pay offering costs of the Fund to the extent they exceed $.04 per share of the Fund's common stock.

    The Fund's investment objective is to provide growth of capital. The Fund seeks to pursue this objective by employing a concentrated stock picking strategy in which the Fund, through subadvisers selected by the Adviser, actively invests primarily in a small number of equity securities (i.e., common stocks) of large-capitalization companies and to a lesser extent in equity-related securities (i.e., preferred stocks, convertible securities, warrants and rights) of large-capitalization companies primarily in the U.S. markets. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-capitalization companies.

    INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

    SECURITY VALUATION: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

    As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

    equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

    Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

    Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

    REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement the Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the portfolio may be delayed or limited. At December 31, 2005, the Fund did not enter into any repurchase agreements.

    SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. During the period ended December 31, 2005, there was no custody credits earned.

    The Fund intends to make a level dividend distribution each quarter to Common Stock Shareholders after payment of interest on any outstanding borrowings or dividends on any outstanding preferred shares. The level dividend rate may be modified by the Board of Directors from time to time. The Fund's final distribution for each calendar year will include any remaining net investment income undistributed during the year, as well as any undistributed net realized capital gain. If the amount of the Fund's net investment income and net realized capital gains, if any, determined as of the close of the Fund's taxable year, is less than the aggregate amount of the Fund's distributions, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The total distributions made in any calendar year generally would be treated as ordinary dividend income (except to the extent derived from any long-term capital gain) to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder's assets being invested in the Fund and, over time, increase the Fund's expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

    The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

Note 3. Investment Advisory and Management Agreement

    Pursuant to its investment advisory agreement ("Advisory Agreement") with the Fund, SAAMCo oversees the administration of certain aspects of the business and affairs of the Fund, and selects, contracts with and compensates the Subadvisers to manage the Fund's assets. SAAMCo monitors the compliance of the Subadvisers with the investment objective and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically on such performance to the Board of Directors. Pursuant to the Advisory Agreement, the Fund will pay SAAMCo a monthly fee at the annual rate of 1.00% of the average daily total assets of the Fund.

    Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, and Merrill Lynch Investment Managers L.P., doing business as Mercury Advisors ("Mercury") have been retained by SAAMCo as the Subadvisers to the Fund to manage the investment and reinvestment of the Fund's assets. Pursuant to the investment subadvisory agreements ("Subadvisory Agreements") between SAAMCo and Marsico and Mercury, respectively, Marsico and Mercury select the investments made by the Fund. Marsico will manage the large-cap growth portion of the Fund and Mercury will manage the large-cap value portion of the Fund. SAAMCo paid each of the Subadvisers an annual percentage of the average daily total assets of 0.40%.

    SAAMCo serves as administrator to the Fund. Under the Administrative Services Agreement, SAAMCo is responsible for performing administrative services in connection with the operations of the Fund, subject to the supervision of the Fund's Board of Directors. SAAMCo will provide the Fund with regulatory reporting, all necessary office space, equipment, personnel and facilities for handling the affairs of the Fund. SAAMCo's administrative services include recordkeeping, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the Directors' and shareholders' meetings and other administrative services necessary to conduct the Fund's affairs. For its services as administrator, SAAMCo is entitled to receive a monthly fee at the annual rate of 0.04% of the Fund's average daily total assets.

Note 4. Federal Income Taxes

    For the fiscal year ended December 31, 2005, the tax character of distributions and tax basis components of distributable earnings does not differ from U.S. generally accepted accounting principles.

Note 5. Capital Share Transactions

    Transactions in capital shares were as follows:

                                                                         FOR THE PERIOD
                                                                       DECEMBER 28, 2005*
                                                                            THROUGH
                                                                       DECEMBER 31, 2005
                                                                    ------------------------
                                                                     SHARES        AMOUNT
                                                                    ---------   ------------
      Initial seed capital, November 14, 2005.....................      5,236   $    100,000
      Common shares issued in connection with initial public
        offering..................................................  9,650,000    183,929,000
                                                                    ---------   ------------
          Net increase............................................  9,655,236   $184,029,000
                                                                    =========   ============

---------------

*    Commencement of operations

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

Note 6. Other Information

    On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Fund.

    AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
    Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Fund. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

    Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

    As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

    Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on its ability to perform investment advisory services relating to the Fund.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

    To the Board of Directors and Shareholders of SunAmerica Focused Alpha Large-Cap Fund, Inc.:

    In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Focused Alpha Large-Cap Fund, Inc. (the "Fund") at December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period December 28, 2005 (commencement of operations) through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of the time deposit at December 31, 2005 by correspondence with the issuing bank, provides a reasonable basis for our opinion.

    PricewaterhouseCoopers LLP

    Houston, Texas
    February 17, 2006

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

APPROVAL OF ADVISORY AGREEMENTS -- DECEMBER 31, 2005 -- (UNAUDITED)
--------------------------------------------------------------------------------

    BOARD APPROVAL OF ADVISORY AGREEMENTS

    The Board of Directors (the "Board"), including the Directors that are not interested persons of the Fund (the "Disinterested Directors"), approved the Investment Advisory and Management Agreement between the Fund and SAAMCo (the "Advisory Agreement") for an initial period of two years, at a meeting held on September 26, 2005. At this same meeting, the Board also approved the form of Subadvisory Agreements between Merrill Lynch Investment Management, L.P. doing business as Mercury Advisors ("Mercury") and Marsico Capital Management LLC ("Marsico"), (the "Subadvisers"), SAAMCo and the Fund. The Advisory Agreement and the Subadvisory Agreements are collectively referred to as the "Advisory Agreements."

    In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board received materials for its consideration of the following: (1) the nature, extent and quality of services to be provided by SAAMCo and the Subadvisers; (2) the costs of services to be provided and benefits realized by SAAMCo and the Subadvisers, including a comparison of fees with those of other advisers; (3) the terms of the Advisory and Subadvisory Agreements; (4) economies of scale; (5) the overall organization of SAAMCo and the Subadvisers, including the management personnel and operations; and (6) the investment performance of the Subadvisers as compared to their appropriate indices. Experienced counsel that is independent of SAAMCo provided guidance to the Disinterested Directors. These factors, as described in more detail below were considered by the Board.

    NATURE, EXTENT AND QUALITY OF SERVICES

    The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by the advisers. In making its evaluation, the Board considered that SAAMCo would act as investment manager and adviser to the Fund, and would be responsible for managing the daily business affairs of the Fund including obtaining and evaluating economic, statistical, and financial information and to formulate and implement investment policies for the Fund. Additionally, SAAMCo would be responsible for monitoring and reviewing the activities of the Subadvisers. Finally, the Board noted that SAAMCo would provide administrative services to the Fund pursuant to a separate Administrative Services Agreement.

    The Board also considered the nature, quality and extent of services to be provided by each Subadviser. The Board considered that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund. The Board reviewed each Subadviser's history, structure and size, visibility and resources to attract and retain highly qualified investment professionals. Given that the Fund is a multi-managed fund, the Board also considered how each proposed Subadviser's style would fit with and complement the other Subadviser to the Fund. With respect to administrative services to be provided by the Subadvisers, the Board considered that each Subadviser provides general assistance in marketing and has developed internal procedures for monitoring its compliance with certain investment objectives, policies and restrictions of the Fund as set forth in the prospectus.

    The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by SAAMCo and the Subadvisers and that there was a reasonable basis on which to conclude that SAAMCo and the Subadvisers would be capable of providing the high quality of investment management services expected by the Board.

    THE AMOUNT AND STRUCTURE OF THE ADVISORY FEES

    The Board, including the Disinterested Directors, received and reviewed information regarding the fees paid by the Fund to SAAMCo for investment advisory and management services. The Board considered this information in order to determine the reasonableness of the fees in light of the nature and quality of SAAMCo's services and any additional benefits received by SAAMCo or its affiliates in connection with providing such services to the Fund. The Board also considered the subadvisory fees, and compared the fees to those of other advisers. With respect to the subadvisory fees the Board also considered any indirect costs and benefit of providing such subadvisory services.

    To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper, Inc. ("Lipper"). The reports compared the advisory and subadvisory fees paid out by the Fund and SAAMCo,

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

APPROVAL OF ADVISORY AGREEMENTS -- DECEMBER 31,
2005 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

    respectively, to fees paid by funds within its peer group, as determined by Lipper ("Peer Group"). For the advisory fee, which is to be paid by the Fund to SAAMCo, the Board considered that the proposed fee was only .02% higher than the peer group's median fee. The Board further considered that the Fund's estimated total expenses were lower than the peer group's median total expenses.

    In a memo prepared by SAAMCo and presented to the Board, SAAMCo stated that the advisory fee rates for each Subadviser were negotiated at arms length based on the consideration of a variety of factors, including: the value of the services provided, the competitive environment in which the Fund is marketed; the investment characteristics of the Fund relative to other similar funds in its category as tracked by Lipper; and fees charged to comparable funds.

    In considering the subadvisory fees, the Board, including the Disinterested Directors, considered that the Fund pays a fee to SAAMCo pursuant to the Advisory Agreement, and that, in turn, SAAMCo rather than the Fund pays a fee to each Subadviser. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to the Subadvisers with respect to the different services provided by the Subadvisers.

    On the basis of the information considered, the Board was satisfied that the advisory and subadvisory fees were fair in light of the usual and customary charges made for services of similar nature and quality.

    TERMS OF THE ADVISORY AGREEMENT

    The Board, including the Disinterested Directors, received a draft of the proposed Advisory Agreements. The Board considered that the Agreements will continue in effect for a period of two years from the date of their execution, unless terminated sooner. The Board further considered that they may be renewed from year to year, so long as their continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act and that the Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement.

    In reviewing the terms of the Advisory Agreement, the Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Directors and Officers who are employees of SAAMCo. The Board also considered the termination and liability provisions of the Advisory Agreement.

    With respect to the Subadvisory Agreements, the Board further considered that under the terms of the Subadvisory Agreements, no Subadviser is liable to the Fund, or its shareholders, for any act or omission by the Subadviser or for any losses sustained by the Fund, or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence and reckless disregard of obligations or duties. The Board considered that the Subadvisory Agreements contained a provision that would apportion liability between the Fund and SAAMCo for claims that the underwriters might seek to bring against the Subadviser under the Purchase Agreement. The Board also considered that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

    ECONOMIES OF SCALE

    The Board, including the Disinterested Directors, considered whether the shareholders would benefit from economies of scale and whether there is a potential for future realization of economies of scale with respect to the Funds. The Board concluded that any potential economies of scale are being shared between shareholders and SAAMCo in an appropriate manner. The Board considered that the funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered anticipated efficiencies in the processes of the AIG SunAmerica complex as it adds labor and capital to expand the scale of operations.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

APPROVAL OF ADVISORY AGREEMENTS -- DECEMBER 31,
2005 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

    The Board considered that the advisory fee structure of the Advisory Agreements were reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it would continue to review fees, including breakpoints and expense caps in connection with contract renewals.

    COMPLIANCE

    The Board considered SAAMCo's and the Subadvisers' Code of Ethics, as well as their compliance and regulatory history, including information concerning their involvement in any regulatory actions or investigations. In addition, the Board considered the compliance staff, which would be responsible for providing compliance functions for SAAMCo and the Subadvisers. The Board further considered that SAAMCo's compliance staff would be responsible for providing compliance functions on behalf of the Fund.

    THE OVERALL ORGANIZATION OF SAAMCO

    The Board, including the Disinterested Directors, considered the benefits to shareholders of investing in a Fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered SAAMCo's experience in providing management and investment advisory services to individuals, pension, corporate and trust accounts, including approximately 130 mutual funds (not including the Fund), and the fact that as of August 31, 2005, SAAMCo managed, advised and/or administered approximately $43.5 billion. The Board also considered SAAMCo's relationships with its affiliates and the resources available to them.

    INVESTMENT PERFORMANCE

    The Board, including the Disinterested Directors, received information regarding investment performance of the proposed Subadvisers. The Board considered information prepared by SAAMCo, based on information provided by Morningstar, a provider of investment company data. Specifically, the Board considered each Subadviser's historical performance, as measured by net total return as compared to their appropriate indices. For Marsico, the Board considered that its net total return on a similarly managed focused style account had outperformed the Russell 1000 Growth Index for each of the last five calendar years. The Board further considered Marsico's recent performance in managing a SAAMCo-advised closed-end fund. For Mercury, the Board considered that its net total return on a similarly managed focused style account had outperformed the Russell 1000 Value Index each of the past five years and the Morningstar Large-Cap Value category over five of the past six months. The Board further considered Mercury's recent performance in managing a SAAMCo-advised open-end focused style portfolio.

    CONCLUSION

    Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Disinterested Directors, were satisfied that the terms of the Advisory Agreements were fair and in the best interest of the Fund and its shareholders, and that the advisory and subadvisory fee rates provided in the Advisory Agreements are acceptable in light of the usual and customary charges made for services of similar nature and quality. In arriving at a decision to approve the Advisory Agreements, the Board did not identify any single factor or group of factors as being more important than the others, but considered all factors together.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN -- DECEMBER 31, 2005 -- (UNAUDITED)
--------------------------------------------------------------------------------

    The Fund has adopted a Dividend Reinvestment and Cash Purchase Plan (the "Plan"), through which all net investment income dividends and capital gains distributions are paid to Common Stock Shareholders in the form of additional shares of the Fund's Common Stock (plus cash in lieu of any fractional shares which otherwise would have been issuable), unless a Common Stock Shareholder elects to receive cash as provided below. In this way, a Common Stock Shareholder can maintain an undiluted investment in the Fund and still allow the Fund to pay out the required distributable income.

    No action is required on the part of a registered Common Stock Shareholder to receive a distribution in shares of Common Stock of the Fund. A registered Common Stock Shareholder may elect to receive an entire distribution in cash by notifying Computershare Trust Company, NA, Inc. ("Computershare"), P.O. Box 43010, Providence, RI 02940-3010, the Plan Agent and the Fund's transfer agent and registrar, in writing so that such notice is received by Computershare no later than 10 days prior to the record date for distributions to Common Stock Shareholders. Computershare will set up an account for shares acquired through the Plan for each Common Stock Shareholder who has not elected to receive distributions in cash ("Participant") and hold such shares in non-certificated form.

    Those Common Stock Shareholders whose shares are held by a broker or other financial intermediary may receive distributions in cash by notifying their broker or other financial intermediary.

    Computershare will set up an account for shares acquired pursuant to the Plan for Participants who have not so elected to receive dividends and distributions in cash. The shares of Common Stock will be acquired by the Plan Agent for the Participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of Common Stock from the Fund ("Additional Common Stock") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If on the payment date for a dividend or distribution, the net asset value per share of Common Stock is equal to or less than the market price per share of Common Stock plus estimated brokerage commissions, Computershare shall receive Additional Common Stock, including fractions, from the Fund for each Participant's account. The number of shares of Additional Common Stock to be credited shall be determined by dividing the dollar amount of the dividend or distribution by the greater of (i) the net asset value per share of Common Stock on the payment date, or (ii) 95% of the market price per share of the Common Stock on the payment date. If the net asset value per share of Common Stock exceeds the market price plus estimated brokerage commissions on the payment date for a dividend or distribution, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such dividend or distribution on each Participant's shares of Common Stock to purchase shares of Common Stock on the open market. Such purchases will be made on or shortly after the payment date for such dividend or distribution but in no event will purchases be made on or after the ex-dividend date for the next dividend or distribution. The weighted average price (including brokerage commissions) of all shares of Common Stock purchased by Computershare shall be the price per share of Common Stock allocable to each Participant. If, before Computershare has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares of Common Stock as of the payment date, the purchase price paid by Computershare may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if such dividend or distribution had been paid in shares of Common Stock issued by the Fund. Participants should note that they will not be able to instruct Computershare to purchase shares of Common Stock at a specific time or at a specific price.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN -- DECEMBER 31,
2005 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

    There is no charge to Common Stock Shareholders for receiving their distributions in the form of additional shares of the Fund's Common Stock. EquiServe's fees for handling distributions in stock are paid by the Fund. There are no brokerage charges with respect to shares issued directly by the Fund as a result of distributions payable in stock. If a Participant elects by written notice to Computershare to have Computershare sell part or all of the shares held by Computershare in the Participant's account and remit the proceeds to the Participant, Computershare is authorized to deduct a $2.50 transaction fee plus brokerage commissions from the proceeds.

    Common Stock Shareholders who receive distributions in the form of stock are subject to the same Federal, state and local tax consequences as are Common Stock Shareholder who elect to receive their distributions in cash. A Common Stock Shareholder's basis for determining gain or loss upon the sale of stock received in a distribution from the Fund will be equal to the total dollar amount of the distribution paid to the Common Stock Shareholder in the form of additional shares.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2005 -- (UNAUDITED)
--------------------------------------------------------------------------------

     The following table contains basic information regarding the Directors and Officers that oversee operations of the Fund and other investment companies within the Fund Complex.

                                                                                              NUMBER OF
                                                                                                FUNDS
                                                                                               IN FUND
                           POSITION        TERM OF                                             COMPLEX
         NAME,             HELD WITH      OFFICE AND                                          OVERSEEN
      ADDRESS AND         SUNAMERICA      LENGTH OF            PRINCIPAL OCCUPATIONS             BY
     DATE OF BIRTH*         COMPLEX      TIME SERVED            DURING PAST 5 YEARS          DIRECTOR(1)
     --------------       ----------     -----------     ----------------------------------  -----------
DIRECTORS
Jeffrey S. Burum           Director     September 2005   Founder and CEO of National           42
DOB: February 27, 1963                  to present       Housing Development Corporation
                                                         (January 2000 to present);
                                                         Founder, Owner and Partner of
                                                         Colonies Crossroads, Inc. (January
                                                         2000 to present); Owner and
                                                         Managing Member of Diversified
                                                         Pacific Development Group, LLC
                                                         (June 1990 to present).
Judith L. Craven           Director     September 2005   Retired                               91
DOB: October 6, 1945                    to present
William F. Devin           Director     September 2005   Retired                               91
DOB: December 30, 1938                  to present
Samuel M. Eisenstat       Chairman of   September 2005   Attorney, solo practitioner;          52
DOB: March 7, 1940         the Board    to present
Stephen J. Gutman          Director     September 2005   Associate, Corcoran Group (Real       52
DOB: May 10, 1943                       to present       Estate) (2003 to present); Partner
                                                         and Member of Managing Directors,
                                                         Beau Brummell -- Soho LLC
                                                         (Licensing of menswear specialty
                                                         retailing and other activities)
                                                         (June 1988 to present)
Peter A. Harbeck(3)        Director     September 2005   President, CEO and Director,          100
DOB: January 23, 1954                   to present       SAAMCo. (August 1995 to present);
                                                         Director, AIG SunAmerica Capital
                                                         Services, Inc. ("SACS") (August
                                                         1993 to present) President and
                                                         CEO, AIG Advisor Group, Inc. (June
                                                         2004 to present)
William J. Shea            Director     September 2005   President and CEO, Conseco, Inc.      52
DOB: February 9, 1948                   to present       (Financial Services) (2001-2004);
                                                         Chairman of the Board of
                                                         Centennial Technologies, Inc.
                                                         (1998 to 2001); Vice Chairman,
                                                         Bank Boston Corporation
                                                         (1993-1998)
OFFICERS
Vincent M. Marra           President    September 2005   Senior Vice President and Chief       N/A
DOB: May 28, 1950                       to present       Operating Officer, SAAMCo
                                                         (February 2003 to Present); Chief
                                                         Administrative Officer, Chief
                                                         Operating Officer and Chief
                                                         Financial Officer, Carret & Co.,
                                                         LLC (June 2002 to February 2003);
                                                         President and Chief Operating
                                                         Officer, Bowne Digital Solutions
                                                         (1999 to May 2002)
Donna M. Handel            Treasurer    September 2005   Senior Vice President, SAAMCo         N/A
DOB: June 25, 1966                      to present       (December 2004 to Present); Vice
                                                         President, SAAMCo (1997 to
                                                         December 2004), Assistant
                                                         Treasurer (1993 to 2002)


         NAME,
      ADDRESS AND              OTHER DIRECTORSHIPS HELD
     DATE OF BIRTH*                 BY DIRECTOR(2)
     --------------       ----------------------------------
DIRECTORS
Jeffrey S. Burum          None
DOB: February 27, 1963
Judith L. Craven          Director. A.G. Belo Corporation
DOB: October 6, 1945      (1992 to present); Director, Sysco
                          Corporation (1996 to present);
                          Director, Luby's Inc. (1998 to
                          present); Director, University of
                          Texas Board of Regents (May 2001
                          to present)
William F. Devin          Member of the Board of Governors,
DOB: December 30, 1938    Boston Stock Exchange (1985-
                          Present);
Samuel M. Eisenstat       Director of North European Oil
DOB: March 7, 1940        Royalty Trust.
Stephen J. Gutman         None
DOB: May 10, 1943
Peter A. Harbeck(3)       None
DOB: January 23, 1954
William J. Shea           Chairman of the Board, Royal and
DOB: February 9, 1948     SunAlliance, U.S.A., Inc. (March
                          2005 to present); Director, Boston
                          Private Holdings (October 2004 to
                          present)
OFFICERS
Vincent M. Marra          N/A
DOB: May 28, 1950
Donna M. Handel           N/A
DOB: June 25, 1966

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31,
2005 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                                FUNDS
                                                                                               IN FUND
                           POSITION        TERM OF                                             COMPLEX
         NAME,             HELD WITH      OFFICE AND                                          OVERSEEN
      ADDRESS AND         SUNAMERICA      LENGTH OF            PRINCIPAL OCCUPATIONS             BY
     DATE OF BIRTH*         COMPLEX      TIME SERVED            DURING PAST 5 YEARS          DIRECTOR(1)
     --------------       ----------     -----------     ----------------------------------  -----------
Gregory N. Bressler        Secretary    September 2005   Senior Vice President and General     N/A
DOB: November 17, 1966                  to present       Counsel, SAAMCo (June 2005 to
                                                         present); Vice President and
                                                         Director of U.S. Asset Management
                                                         Compliance, Goldman Sachs Asset
                                                         Management (June 2004 to June
                                                         2005); Deputy General Counsel,
                                                         Credit Suisse Asset Management
                                                         (June 2002 to June 2004); Counsel,
                                                         Credit Suisse Asset Management
                                                         (January 2000 to June 2002).


         NAME,
      ADDRESS AND              OTHER DIRECTORSHIPS HELD
     DATE OF BIRTH*                 BY DIRECTOR(2)
     --------------       ----------------------------------
Gregory N. Bressler       N/A
DOB: November 17, 1966

---------------

* The business address for each Director and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ
     07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity
     Funds (9 funds), SunAmerica Income Funds (6 funds),
     SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica
     Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused
     Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC
     Company I (33 portfolios), VALIC Company II (15 funds),
     Seasons Series Trust (19 portfolios) and AIG Series Trust (6 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities
     Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company
     Act of 1940.
(3)  Interested Director, as defined within the Investment
     Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

(AIG LOGO)

DIRECTORS/TRUSTEES
  Samuel M. Eisenstat
  Peter A. Harbeck
  Dr. Judith L. Craven
  William F. Devin
  Stephen J. Gutman
  Jeffrey S. Burum
  William J. Shea

OFFICERS
  Vincent M. Marra, President
  Donna M. Handel, Treasurer
  J. Steven Neamtz, Vice President
  Timothy P. Pettee, Vice President
  Brian Wiese, Vice President
  Cynthia Gibbons, Vice President
    and Chief Compliance Officer
  Gregory N. Bressler, Chief Legal Officer and
    Secretary
  Gregory R. Kingston, Vice President and Assistant
    Treasurer
  Corey A. Issing, Assistant Secretary
  Shawn Parry, Assistant Treasurer

INVESTMENT ADVISER
  AIG Sun America Asset Management Corp.
  Harborside Financial Center
  3200 Plaza 5
  Jersey City, NJ 07311-4992

CUSTODIAN
  State Street Bank and Trust Company
  P.O. Box 419572
  Kansas City, MO 64141-6572

TRANSFER AGENT
  Computershare Shareholder Services, Inc.
  250 Royall Street
  Canton, MA 02021

SHARE REPURCHASES AND TENDER OFFERS
Because shares of closed-end management investment companies frequently trade at a discount to their net asset values, the Board of Directors has determined that from time to time it may be in the interest of shareholders for the Fund to take corrective actions. The Board of Directors, in consultation with SAAMCo, will review at least annually the possibility of open market repurchases and/or tender offers for the Shares and will consider such factors as the market price of the Shares, the net asset value of the Shares, the liquidity of the assets of the Fund, effect on the Fund's expenses, whether such transactions would impair the Fund's status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions, which may have a material effect on the Fund's ability to consummate such transactions. Any such repurchase and/or tender offers are at the sole discretion of the Board of Directors and there are no assurances that the Board of Directors will, in fact, decide to undertake either of these actions or, if undertaken, that such actions will result in the Fund's Shares trading at a price which is equal to or approximates their net asset value. In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Board of Directors, in consultation with SAAMCo, from time to time may review possible actions to reduce any such discount.

VOTING PROXIES ON FUND PORTFOLIO
SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Fund's portfolio, which is available in the Fund's Form N-CSR. The Fund's Form N-CSR will be available on or about March 10, 2006, from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND Information regarding how the SunAmerica Focused Alpha Large-Cap Fund voted proxies relating to securities held in the SunAmerica Focused Alpha Large-Cap Fund during the twelve month period ended June 30, 2005 is not applicable, due to Fund commencing operations on December 28, 2005.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS
The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. Once filed, the Fund's Form N-Q will be available without charge on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the U.S. Securities and Exchange Commission's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

This report is submitted solely for the general information of shareholders of the Fund.

                       [AIG SUNAMERICA MUTUAL FUNDS LOGO]














SunAmerica open-end funds distributed by:
AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
800-858-8850 x6003        www.sunamericafunds.com




FIANN-12/05

Item 2.   Code of Ethics

          The SunAmerica Focused Alpha Large-Cap Fund, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.   Audit Committee Financial Expert.

          The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to
          Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.


Item 4.   Principal Accountant Fees and Services.

          (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                      2004        2005
          Audit Fees               $       0   $ 29,550
          Audit-Related Fees       $       0   $      0
          Tax Fees                 $       0   $  6,025
          All Other Fees           $       0   $      0

          Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings including the fund's initial registration statement. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

     (e)

           (1) The Registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the Registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

           (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not Applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2005 and 2004 were $6,025 and $0, respectively.

     (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      PROXY VOTING POLICIES AND PROCEDURES

      Proxy Voting Responsibility. The Fund has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Fund and the Fund's investment adviser. The policies and procedures enable the Fund to vote proxies in a manner consistent with the best interests of the Fund's shareholders.

      The Fund has retained a proxy voting service, Institutional Shareholder Services ("ISS"), to effect votes on behalf of the Fund according to the Fund's policies and procedures, and to assist the Fund with record keeping of proxy votes.

      Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors a portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, the Fund is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Fund's policies and procedures therefore provide that the Fund will generally vote in support of management recommendations on most corporate matters. When a corporation's portfolio manager is dissatisfied with a company's management, the Fund typically will sell the holding.

      Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the proxy voting committee generally will rely on the guidance or a recommendation from the proxy voting service, but may also rely on other appropriate personnel of the investment adviser (or "SunAmerica" or the "Adviser") and/or a subadviser of the Fund, or other sources. In these instances, such person(s) will recommend the vote that will maximize value for, and is in the best interests of, the Fund's shareholders.

      Examples of the Fund's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Fund's voting positions on specific matters:

      - Vote with management recommendations on most corporate and mutual fund matters;

      - Vote on a case-by-case basis on proposals to increase authorized common stock;

      - Vote against the authorization of preferred stock with unspecified voting, conversion, dividend distribution and other rights
          ("blank check" preferred stock);

      - Vote on a case-by-case basis regarding finance, merger and acquisition matters;

      -   Vote against most shareholder proposals;

      - Abstain from voting on social responsibility or environmental matters, unless the fund's objective is directly related to the social or environmental matter in question;

      - Not vote proxies for index funds/portfolios and passively managed funds/portfolios; and

      -   Vote on a case-by-case basis on equity compensation plans.

      Conflicts of Interest. Members of the proxy voting committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Fund's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by ISS, an independent third party.

      However, if a situation arises where a vote presents a conflict between the interests of the Fund's shareholders and the interests of SunAmerica, or one of SunAmerica's affiliates, and the conflict is known to the proxy voting committee, the proxy voting committee will consult with a Director who is not an "interested" person, as that term is defined in the Investment Company Act of 1940, as amended, time permitting before casting the vote to ensure that the Fund votes in the best interests of its shareholders. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and ensure that the Fund selects the vote that is in the best interests of the Fund's shareholders.

      Proxy Voting Records. ISS will maintain records of voting decisions for each vote cast on behalf of the Fund. Pursuant to SEC requirements, beginning in August of 2004, on an annual basis the Fund will make available on its website its proxy voting record for the one-year period ending on June 30th. The proxy voting record will also be available on the SEC's website at http://www.sec.gov.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

      Merrill Lynch Investment Management, L.P. doing business as Mercury Advisors ("Mercury"), and Marsico Capital Management, LLC ("Marsico") are the Subadvisers to the SunAmerica Focused Alpha Large-Cap Fund, Inc. (the "Fund"). Thomas F. Marsico is the portfolio manager for Marsico and is primarily responsible for the day-to-day management of the large-cap growth portion of the Fund's assets. Robert C. Doll is the portfolio manager for Mercury and is primarily responsible for the large-cap value portion of the Fund's assets.

      Mr. Marsico is the Chief Investment Officer of Marsico. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marisco, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the Fund's inception date through August 11, 1997.

      Mr. Doll is the President and Chief Investment Officer of Mercury. He is also Senior Portfolio Manager of the Merrill Lynch Large Cap Series Funds, which includes three large cap funds: Large-Cap Value, Large-Cap Core and Large-Cap Growth. Mr. Doll has been with Merrill Lynch Investments since 1999 and has over 20 years of investment experience. Mr. Doll also manages the SunAmerica Focused Large-Cap Value Portfolio.


OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

        The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA"), number of accounts, and total assets of the accounts which each Portfolio Manager had day-to-day responsibilities as of December 31, 2005,

                                                            Total Assets
Name of Portfolio                          Number of        Managed in
Manager                Type of Account     Accounts         Accounts ($millions)
Thomas F. Marsico      RIC                 38               $29,341.13
                       OPI                 12               $ 1,555.58
                       OA                  209              $23,951.93

Robert C. Doll         RIC                 17               $ 7,794.4
                       OPI                 6                $ 3,630.8
                       OA                  4                $   773.1

POTENTIAL CONFLICTS OF INTEREST

      As shown in the tables above, the Portfolio Managers are responsible for managing other accounts for other clients, ("Other Client Accounts") in addition to the Fund. In certain instances, conflicts may arise in their management of the Fund and such Other Client Accounts. The Portfolio Managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. Notwithstanding, transactions, holdings and performance, among others, may vary among the Fund and such Other Client Accounts.

- Trade Allocations. Conflicts may arise between the Fund and Other Client Accounts in the allocation of trades among the Fund and the Other Client Accounts, as the case may be. For example, the Adviser and/or Portfolio Managers may determine that there is a security that is suitable for the Fund as well as for Other Client Accounts that have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, or the Adviser and/or Portfolio Managers may take "short" positions in Other Client Accounts with respect to securities held "long" within the Fund, or vice-versa, which may adversely affect the value of securities held by the Fund. Such ownership or different interests may cause a conflict of interest. The Fund, the Adviser and/or subadvisers have adopted policies, procedures and/or practices regarding the allocation of trades and brokerage, which the Funds address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). Subject to cash and security availability and lot size, among other factors, the policies, procedures and/or practices generally require that securities be allocated among the Fund and Other Client Accounts with a similar investment objective in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

- Allocation of Portfolio Managers' Time. The Portfolio Managers' management of the Fund and Other Client Accounts may result in the Portfolio Managers devoting a disproportionate amount of time and attention to the management of the Fund and Other Client Accounts if the Fund and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, such competing interests for the time and attention of the Portfolio Managers are managed. Although the Adviser does not track the time the Portfolio Managers spends on the Fund or a single Other Client Account, the Adviser and/or subadvisers do periodically assess whether the Portfolio Managers have adequate time and resources to effectively manage all of such Portfolio Managers' accounts. In certain instances, Portfolio Managers may be employed by two or more employers. Where the Portfolio Manager receives greater compensation, benefits or incentives from one employer over another, the Portfolio Managers may favor one employer over the other (or Other Client Accounts) causing a conflict of interest.

- Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, each subadviser's Code of Ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that the Codes of Ethics will eliminate such conflicts.


PORTFOLIO MANAGER COMPENSATION

MARSICO

      Marsico's portfolio managers are generally subject to the compensation structure applicable to all MCM employees. As such, Mr. Marsico's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.

      Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

      Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors. In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

MERCURY

      The portfolio manager compensation program of Merrill Lynch Investment Managements and their affiliates, including Mercury (collectively, herein "MLIM") is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

COMPENSATION PROGRAM The elements of total compensation for MLIM portfolio managers are: fixed base salary, annual performance based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate - both up and down - with the relative pre-tax investment performance of the portfolios that they manage.

BASE SALARY Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

PERFORMANCE-BASED COMPENSATION MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

Due to Mr. Doll's unique position (as Portfolio Manager, President and Chief Investment Officer of MLIM, and Senior Vice President of Merrill Lynch & Co.), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in consideration of his incentive compensation but, given his multiple roles and the balance of the components of pay, the performance of his fund(s) is not the primary driver of his compensation. In addition, a portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

Cash Bonus Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

Stock Bonus A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of the Company. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Company shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. Portfolio managers therefore have a direct incentive to protect the Company's reputation for integrity.

Other Benefits Portfolio Managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.


PORTFOLIO MANAGER OWNERSHIP OF FUND SHARES

      The following table shows the dollar range of shares beneficially owned by each Portfolio Manager as of December 31, 2005.


                                                       AGGREGATE DOLLAR RANGE OF
                         DOLLAR RANGE OF EQUITY        EQUITY SECURITIES IN ALL
                           SECURITIES IN EACH           REGISTERED INVESTMENT
        NAME OF            FUND MANAGED BY THE          COMPANIES MANAGED BY
   PORTFOLIO MANAGER     NAMED PORTFOLIO MANAGER              SUNAMERICA
Thomas F. Marsico                 None                           None

Robert C. Doll                    None                           None

     (b)  Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          None.

Item 10.  Submission of Matters to a Vote of Security Holders.

          Not applicable.

Item 11.  Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Alpha Large-Cap Fund, Inc.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: March 10, 2006

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: March 10, 2006